Inventories and Work in Progress	12 Months Ended
Dec. 31, 2017
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Inventories and Work in Progress

NOTE 4 — INVENTORIES AND WORK IN PROGRESS

	December 31, 2017			December 31, 2016			December 31, 2015
	Cost	Valuation Allowance	Net	Cost	Valuation Allowance	Net	Cost	Valuation Allowance	Net
	(In millions of US$)
Consumables and spares parts	12.7	(0.6)	12.1	12.0	(0.9)	11.1	15.2	(0.6)	14.6
Raw materials and sub-assemblies	68.6	(20.6)	48.0	67.0	(17.2)	49.8	76.0	(14.9)	61.1
Work in progress	117.4	(33.3)	84.1	138.4	(28.5)	109.9	159.0	(25.8)	133.2
Finished goods	115.8	(20.7)	95.1	110.0	(14.5)	95.5	134.5	(14.1)	120.4

Inventories and work in progress	314.5	(75.2)	239.3	327.4	(61.1)	266.3	384.7	(55.4)	329.3

Variation of inventories and work in progress

	December 31,
Variation of the period	2017	2016	2015
	(In millions of US$)
Balance at beginning of period	266.3	329.3	417.3
Variations	(47.7)	(52.6)	(45.0)
Movements in valuation allowance	(6.8)	(7.6)	(8.2)
Change in exchange rates	27.5	(6.8)	(33.0)
Change in consolidation scope	—	—	—
Others	—	4.0	(1.8)

Balance at end of period	239.3	266.3	329.3